CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Class A Ordinary Shares
Ordinary Shares, par value (in dollars per share)	$ 0.00001	$ 0.00001
Ordinary Shares, authorized shares	9,340,238,793	9,340,238,793
Ordinary Shares, issued shares	1,395,435,339	1,235,761,996
Ordinary Shares, outstanding shares	1,395,435,339	1,235,761,996
Class B Ordinary Shares
Ordinary Shares, par value (in dollars per share)	$ 0.00001	$ 0.00001
Ordinary Shares, authorized shares	659,761,207	659,761,207
Ordinary Shares, issued shares	659,561,893	659,761,207
Ordinary Shares, outstanding shares	659,561,893	659,761,207